SCHEDULE OF CASH AND BANK BALANCES THAT ARE DENOMINATED IN VARIOUS CURRENCIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	¥ 3,936	¥ 27,880	¥ 12,344
Renminbi [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,104	4,594
Hong Kong Dollars [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2	74
Us Dollars [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	¥ 830	¥ 23,212